Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 66,633			$ 148,210				$ 82,021
Short-term investments	72,360			48,947				0
Total prepaid and other current assets	4,654			3,191				2,698
Total current assets	143,647			200,348				84,719
Property and equipment, net	16,068			17,174				20,115
Operating lease right-of-use assets	3,193			3,681				4,344
Finance lease right-of-use assets	84			98				87
Restricted cash	339			508				0
Other non-current assets	789			764				0
Total assets	164,120			222,573				109,265
Current liabilities:
Accounts payable	1,684			2,596				625
Total accrued expenses and other current liabilities	10,438			17,495				5,324
Operating lease liabilities, current	2,856			2,559				678
Finance lease liabilities, current	54			42				24
Lease contingent value rights liability, current	768			281				0
Total current liabilities	15,800			22,973				6,651
Operating lease liabilities, non-current	10,170			12,302				3,921
Finance lease liabilities, non-current	39			65				66
Lease contingent value rights liability, non-current	646			1,006				0
Other liabilities	51			203				0
Total liabilities	26,706			36,549				10,638
Stockholders' equity (deficit)
Preferred stock, $0.000001 par value; $50,000,000 shares authorized as of September 30, 2024 and December 31, 2023; 0 shares issued and outstanding as of September 30, 2024 and December 31, 2023	0			0				0
Common stock, $0.000001 par value; $450,000,000 shares authorized as of September 30, 2024 and December 31, 2023; $13,010,867 and $12,823,665 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	0			0				0
Additional paid-in capital	380,198			373,178				5,098
Accumulated deficit	(242,784)			(187,154)				(150,837)
Total stockholders' equity (deficit)	137,414	$ 155,014	$ 170,777	186,024	$ (183,209)	$ (169,053)	$ (157,597)	(145,739)	$ (91,875)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 164,120			$ 222,573				$ 109,265